Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	CG Funds Trust
Central Index Key	0001589161
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
CG Core Balanced Fund | Investor Class
Risk/Return:
Trading Symbol	CGBFX
CG Core Balanced Fund | Institutional Class
Risk/Return:
Trading Symbol	CGBNX